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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total       168,177
                                          (thousands)

List of Other Included Managers: None


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
             COLUMN 1              COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------
                                   TITLE OF             VALUE  SHRS OR SH/ PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
          NAME OF ISSUER             CLASS    CUSIP   [x$1000] PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD PRT COMMON   01855A101      691  14,300 SH       SOLE                    --  14,300   --
ALLTEL CORP                        COMMON   020039103   15,508 251,224 SH       SOLE                    -- 251,224   --
AMERICAN HOME PRODUCTS             COMMON   026609107   26,646 434,250 SH       SOLE                    -- 434,250   --
BB & T CORP                        COMMON   054937107      444  12,300 SH       SOLE                    --  12,300   --
BROADWING INC                      COMMON   111620100      201  21,200 SH       SOLE                    --  21,200   --
CHEVRON CORPORATION                COMMON   166764100    5,431  60,610 SH       SOLE                    --  60,610   --
CHUBB CORP                         COMMON   171232101      511   7,410 SH       SOLE                    --   7,410   --
CINCINNATI FINANCIAL CORP          COMMON   172062101   23,330 611,545 SH       SHARED-OTHER            -- 611,545   --
CINERGY CORP                       COMMON   172474108    1,337  40,000 SH       SOLE                    --  40,000   --
COCA COLA COMPANY                  COMMON   191216100    1,516  32,162 SH       SOLE                    --  32,162   --
CONVERGYS CORP                     COMMON   212485106      675  18,000 SH       SOLE                    --  18,000   --
DUKE ENERGY CORP                   COMMON   264399106      967  24,630 SH       SOLE                    --  24,630   --
EXXON MOBIL CORPORATION            COMMON   30231G102   25,288 643,466 SH       SOLE                    -- 643,466   --
FIFTH THIRD BANCORP                COMMON   316773100    7,300 119,035 SH       SHARED-OTHER            -- 119,035   --
FIRST MERIT CORPORATION            COMMON   337915102      279  10,300 SH       SOLE                    --  10,300   --
FORTUNE BRANDS INC                 COMMON   349631101    1,340  33,850 SH       SOLE                    --  33,850   --
GENERAL ELECTRIC CO                COMMON   369604103      949  23,682 SH       SHARED-OTHER            --  23,682   --
GUIDANT CORPORATION                COMMON   401698105      737  14,800 SH       SOLE                    --  14,800   --
H J HEINZ COMPANY                  COMMON   423074103    1,184  28,800 SH       SOLE                    --  28,800   --
HILLENBRAND INDUSTRIES             COMMON   431573104      310   5,600 SH       SOLE                    --   5,600   --
HOUSEHOLD INTERNATIONAL            COMMON   441815107    5,064  87,400 SH       SOLE                    --  87,400   --
INTEL CORP                         COMMON   458140100      886  28,181 SH       SOLE                    --  28,181   --
JOHNSON & JOHNSON                  COMMON   478160104      966  16,350 SH       SOLE                    --  16,350   --
MEDTRONIC INC                      COMMON   585055106      942  18,400 SH       SOLE                    --  18,400   --
MERCK & COMPANY                    COMMON   589331107   15,052 255,990 SH       SOLE                    -- 255,990   --
MICROSOFT CORP                     COMMON   594918104    1,189  17,950 SH       SOLE                    --  17,950   --
MOLEX INC CLASS A                  COMMON   608554200    4,553 168,300 SH       SOLE                    -- 168,300   --
NATIONAL CITY CORPORATION          COMMON   635405103    2,627  89,840 SH       SOLE                    --  89,840   --
NORTHERN TRUST                     COMMON   665859104    2,409  40,000 SH       SOLE                    --  40,000   --
PFIZER INC                         COMMON   717081103      848  21,287 SH       SOLE                    --  21,287   --
PIEDMONT NATURAL GAS               COMMON   720186105      283   7,902 SH       SOLE                    --   7,902   --
PNC FINANCIAL SERVICES GROUP       COMMON   693475105    2,192  39,000 SH       SOLE                    --  39,000   --
PROCTER & GAMBLE CORPORATION       COMMON   742718109    8,214 103,800 SH       SOLE                    -- 103,800   --
SBC COMMUNICATIONS INC             COMMON   78387G103      389   9,926 SH       SOLE                    --   9,926   --
U S BANCORP                        COMMON   902973304    6,294 300,700 SH       SOLE                    -- 300,700   --
UNITED PARCEL SERVICE - CL B       COMMON   911312106      880  16,150 SH       SOLE                    --  16,150   --
WELLS FARGO & CO                   COMMON   949746101      743  17,100 SH       SOLE                    --  17,100   --
                                                       168,177


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